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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

              Report for the Calendar Year or Quarter End: 12/31/07

Matrix VII Management Co., L.L.C.
Name of Institutional Investment Manager

1000 Winter Street                                   Waltham      Ma       02451
--------------------------------------------------------------------------------
Business Address              (Street)                (City)    (State)    (Zip)

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:


Timothy A. Barrows                       Authorized Member       781-890-2244
------------------------------------   --------------------   ------------------
(Name)                                       (Title)                (Phone)

Signature, Place and Date of Signing:


/s/ Timothy A. Barrows
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Report Type:

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:
List of Other Included Managers:

Form 13F File Number:                     Name:
---------------------                     -----
No.
None

Form 13F Information Table Entry Total:          2
Form 13F Information Table Value Total:   $143,059

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                                INFORMATION TABLE

                           FORM 13F INFORMATION TABLE
                                   AS OF DATE:

ITEM 1                      ITEM 2        ITEM 3    ITEM 4            ITEM 5        ITEM 6   ITEM 7        ITEM 8
----------------------- -------------- ----------- -------- ---------------------- ------- --------- -----------------
                                                     VALUE    SHARES/         PUT/ INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  SH/PRN CALL DSCRETN MANAGERS* SOLE SHARED NONE
--------------          -------------- ----------- -------- ---------- ------ ---- ------- --------- ---- ------ ----
Aruba Networks, Inc.    Common         043176 10 6 111,519  7,479,455                Sole     None   Sole
Airvana, Inc.           Common         00950V 10 1  31,540  5,808,484                Sole     None   Sole